Shareholder Report, Line Graph (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2014	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015
C000134824
Account Value [Line Items]
Line Graph and Table Measure Name	City National Rochdale Municipal High Income Fund, Class N
Account Value	$ 10,000	$ 10,000	$ 12,658	$ 11,100	$ 11,052	$ 13,231	$ 12,307	$ 12,286	$ 11,431	$ 11,237	$ 11,218	$ 10,355
C000134825
Account Value [Line Items]
Line Graph and Table Measure Name	City National Rochdale Municipal High Income Fund, Servicing Class
Account Value	$ 10,000	$ 10,000	12,964	11,340	11,275	13,461	12,491	12,427	11,534	11,320	11,263	10,381
C000123069
Account Value [Line Items]
Line Graph and Table Measure Name		City National Rochdale Fixed Income Opportunities Fund, Class N Shares
Account Value	10,000	$ 10,000	13,802	12,510	11,226	13,243	12,024	12,138	11,690	11,564	10,709	9,912
C000123067
Account Value [Line Items]
Line Graph and Table Measure Name		City National Rochdale Equity Income Fund, Class N Shares
Account Value	$ 10,000	$ 10,000	19,061	14,621	14,616	15,290	13,009	14,422	12,964	12,575	12,014	10,053
C000120110
Account Value [Line Items]
Line Graph and Table Measure Name		City National Rochdale U.S. Core Equity Fund, Institutional Class Shares
C000120109
Account Value [Line Items]
Line Graph and Table Measure Name		City National Rochdale U.S. Core Equity Fund, Class N Shares
C000120111
Account Value [Line Items]
Line Graph and Table Measure Name		City National Rochdale U.S. Core Equity Fund, Servicing Class Shares
Bloomberg US Municipal Bond Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Municipal Bond Index (USD)
Account Value	$ 10,000	$ 10,000	12,821	11,616	11,315	12,785	12,458	11,968	11,025	10,987	10,892	10,316
Bloomberg US Municipal Bond Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Municipal Bond Index (USD)
Account Value	$ 10,000	$ 10,000	12,821	11,616	11,315	12,785	12,458	11,968	11,025	10,987	10,892	10,316
Bloomberg Global Aggregate Bond Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate Bond Index (USD)
Account Value	10,000	$ 10,000	10,586	9,453	9,246	11,620	11,726	11,038	10,259	10,396	10,528	9,674
S&P 500® Index (TR)
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index (TR)
Account Value	10,000	$ 10,000	35,098	25,741	21,165	25,040	19,260	16,727	16,044	13,607	11,472	9,939
S&P 500® Index (TR)
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index (TR)
Account Value	1,000,000	$ 1,000,000	3,509,802	2,574,083	2,116,543	2,503,956	1,926,047	1,672,655	1,604,406	1,360,699	1,147,211	993,855
S&P 500® Index (TR)
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index (TR)
Account Value	10,000	$ 10,000	35,098	25,741	21,165	25,040	19,260	16,727	16,044	13,607	11,472	9,939
S&P 500® Index (TR)
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index (TR)
Account Value	$ 10,000	$ 10,000	35,098	25,741	21,165	25,040	19,260	16,727	16,044	13,607	11,472	9,939
Bloomberg 60% Tax-Exempt High Yield/40% Municipal Investment Grade Custom Capped Custom Capped Custom Weighted Index Unhedged US
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg 60% Tax-Exempt High Yield/40% Municipal Investment Grade Custom Capped Custom Capped Custom Weighted Index Unhedged US
Account Value	$ 10,000	10,000	14,429	12,598	12,212	14,140	13,120	12,801	11,698	11,257	11,121	10,203
Bloomberg 60% Tax-Exempt High Yield/40% Municipal Investment Grade Custom Capped Custom Capped Custom Weighted Index Unhedged US
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg 60% Tax-Exempt High Yield/40% Municipal Investment Grade Custom Capped Custom Capped Custom Weighted Index Unhedged US
Account Value	$ 10,000	$ 10,000	14,429	12,598	12,212	14,140	13,120	12,801	11,698	11,257	11,121	10,203
Bloomberg Global Aggregate - Corporate Hedged (TR) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate - Corporate Hedged (TR) (USD)
Account Value	10,000	$ 10,000	13,458	11,883	11,359	13,631	13,374	12,593	11,274	11,264	11,016	10,145
40% Bloomberg Multiverse TR Index Value Hedged/35%S&P Global Leveraged Loan Index/25%Bloomberg Emerging Markets High Yield Index
Account Value [Line Items]
Line Graph and Table Measure Name		40% Bloomberg Multiverse TR Index Value Hedged/35%S&P Global Leveraged Loan Index/25%Bloomberg Emerging Markets High Yield Index
Account Value	10,000	$ 10,000	14,378	12,604	11,456	13,206	12,636	12,281	11,539	11,437	10,970	10,008
Dow Jones US Select Dividend Index (Gross) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name		Dow Jones US Select Dividend Index (Gross) (USD)
Account Value	$ 10,000	$ 10,000	$ 27,099	$ 20,701	$ 19,744	$ 20,376	$ 13,941	$ 16,633	$ 15,645	$ 14,148	$ 12,497	$ 10,224